Financial Instruments - Sensitivity Analysis of Foreign Currency Risk (Detail)	6 Months Ended
	Jun. 30, 2023 SGD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 SGD ($)
Foreign Currency Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact of a 5% change in foreign exchange rates on profit or loss	$ (547,508)	$ 41,451	$ (499,773)